Nature of Operations and Items Impacting Basis of Presentation - Gain by Transaction Component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Assurant Employee Benefits
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amortization of deferred gains	$ 2.3	$ 13.6	$ 46.4